Organization and Business (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of asset retirement obligations
	Year Ended December 31,
	(in thousands)
	2020	2019 Restated
Beginning Balance	$501	$474
Liabilities incurred	55	—
Liabilities settled	(37)	—
Accretion	71	27
Ending Balance	$590	$501

Schedule of depreciation is computed using the straight-line method
Network under construction	5–10 years upon being placed into production
Office equipment and furniture	2–5 years
Leasehold improvements	Shorter of the useful life or lease term

Schedule of company’s revenue disaggregated by category and source
	Year Ended December 31,
	2020	2019
	(in thousands)
Government contracts	$416	$152
Equipment sales	113	12
Other	40	—
Total revenue	$569	$164

Schedule of determination of the diluted weighted average shares
	Six Months Ended June 30,
	2021	2020
	(in thousands, except share and per share data)
Numerator
Net Loss	$(66,043)	$(16,599)
Less: Change in redemption value of preferred interests	(13,831)	(16,199)
Net Loss attributable to common unitholders	$(79,874)	$(32,798)

Denominator
Weighted Average Units – basic and diluted	20,459	15,969
Net loss attributable to common unit holder per unit – basic and diluted	$(3.90)	$(2.05)

	Year Ended December 31,
	2020	2019
	(in thousands)
Numerator
Net loss	$137,336	$18,302
Less cumulative change in redemption value of temporary equity	33,072	80,468
Net loss attributable to common unitholders	170,408	98,770

Denominator
Weighted average units – basic and diluted	16,853	15,742

Basic and diluted loss per unit	$10.11	$6.27

Schedule of anti-dilutive unvested restricted units, as well as the anti-dilutive effects
Antidilutive Units Excluded	Six Months Ended June 30,
	2021	2020
	(in thousands)
Warrants	62,373	53,209
Options	2,252	2,302
Restricted Stock Units	340	422
Preferred Units	84,700	84,700

Antidilutive Units Excluded	December 31,
	2020	2019
	(in thousands)
Warrants	53,209	50,792
Options	2,024	2,302
Restricted stock units	484	504
Preferred units	84,700	84,700